Revolving Line of Credit and Notes Payable	12 Months Ended
Dec. 31, 2013
Revolving Line of Credit and Notes Payable

9. Revolving Line of Credit and Notes Payable

During 2013, the Company transitioned its general business financing from its existing master credit facility to a revolving line of credit at a different bank.

At December 31, 2012 the Company had a $6,000 master credit facility under which two senior secured promissory notes totaling $4,535 were outstanding (“Credit Facility Notes”). In March 2013 and June 2013, the Company borrowed an additional $874 and $591, respectively, under two additional senior secured promissory notes bearing interest at fixed annual rates ranging from 3.6% to 3.7% and repayable in equal monthly installments of principal and interest through dates ranging from December 2015 to July 2016.

On August 27, 2013, the Company entered into a loan and security agreement with Silicon Valley Bank for a revolving line of credit of up to $35,000 for working capital, to fund general business requirements, and to repay the indebtedness under the master credit facility and other senior secured promissory notes. The revolving line of credit limit is eligible to be increased from the initial limit of $15,000 to $35,000, as a result of the closing of the Company’s IPO on September 23, 2013. On December 10, 2013, the revolving line of credit was amended to increase the borrowing capacity to the $35,000 limit at the earlier of the Company’s request or August 14, 2014. Borrowing capacity under the line of credit is subject to a borrowing base limit described below. Therefore, credit available under the line of credit may be less than the specified limit.

Amounts borrowed under the line of credit are payable on August 27, 2016. Amounts available under the line of credit are subject to a borrowing base limit which is a function of the Company’s monthly recurring revenue as adjusted to reflect lost customer revenue during the previous quarter. Advances can be designated as LIBOR advances or prime rate advances. LIBOR advances bear interest at 2.75% plus the greater of 0.50% or current LIBOR for the applicable period, generally 30 days, adjusted for certain regulatory reserve requirements. The LIBOR rate is adjusted approximately monthly. Prime Rate advances bear interest at the prime rate as published in the Wall Street Journal.

The Company made customary affirmative and negative covenants in connection with the loan and security agreement, including financial covenants related to liquidity and revenue growth. In the event of a default, Silicon Valley Bank may declare all obligations immediately due and stop advancing money or extending credit under the line of credit. The line of credit is collateralized by substantially all of the Company’s tangible and intangible assets, including any proceeds of intellectual property (but not the underlying intellectual property itself), and the Company has agreed not to encumber any of its intellectual property without Silicon Valley Bank’s prior written consent. As of December 31, 2013, the Company was in compliance with the covenants.

On August 30, 2013, the Company borrowed $5,757 under this line of credit, which it used to repay all of the amounts outstanding under its master credit facility and two senior promissory notes with its previous lender. In September 2013, the Company borrowed and repaid an additional $5,000 under this line of credit. As of December 31, 2013, the amount outstanding under this line of credit was $5,757 and the amount available to borrow was $9,243.

As of December 31, 2013 the combined aggregate amount of maturities for the revolving line of credit outstanding is $5,757 for the year ended December 31, 2016. No other amounts are due in any other year.

The following table summarizes the outstanding principal balance and estimated net book value of the computers and related equipment and software collateralizing the Company’s outstanding notes payable:

		Outstanding Principal Balance as of December 31,
	Interest Rate	2013	2012
Hardware Note	5.0%	$—	$286
Hardware and Software Note	4.5%	—	1,156
Credit Facility Notes	3.6%	—	4,535
Revolving line of credit	3.25%	5,757	—
Other Notes	5.0% - 10.0%	—	4

Total		$5,757	$5,981

The interest rates for the notes in the table above approximate currently available rates for financing obligations with similar terms and credit risks.